Finance cost	12 Months Ended
Mar. 31, 2026
Finance Cost
Finance cost

16. Finance cost

	March 31,
	2024	2025	2026
Bank charges	25,120	26,044	29,041
Foreign exchange loss (net)	20,790	3,876	-
Interest on borrowings recognized at amortized cost	207,089	43,844	60,045
Interest on lease liabilities (Refer note 42)	32,267	32,608	38,101
Unwinding of other financial liabilities	-	-	-
Others	1,732	505	505
Total	286,998	106,877	127,692

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)